CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	26,560,660	25,310,660	25,310,660
Common Stock, Shares, Outstanding	26,160,619	24,910,619	24,910,660
Treasury shares	400,041	400,041